CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,038,827	$ 3,499,488
Restricted cash	9,129	20,863
Notes receivable	116,358	1,131,566
Short-term investments	0	13,927
Prepaid expenses and other current assets	224,645	52,932
Advances to suppliers	14,314	852
Inventories	173,271	169,517
Amounts due from related parties- short-term portion	$ 34	$ 18
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 3,576,578	$ 4,889,163
Property, plant and equipment, net	3,626,423	2,605,195
Prepaid land use rights, net	150,358	80,330
Deferred tax assets	3,422	1,809
Amounts due from related parties- long-term portion	$ 25,033	$ 16,864
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Long term prepaid expenses	$ 16,781	$ 0
Other non-current assets	28,271	735
TOTAL ASSETS	7,426,866	7,594,096
Current liabilities:
Accounts payable	92,879	81,875
Notes payable		20,687
Advances from customers - short-term portion	148,984	121,992
Payables for purchases of property, plant and equipment	421,024	230,440
Accrued expenses and other current liabilities	73,082	51,497
Amounts due to related parties - short-term portion	$ 10,656	$ 8,417
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Income tax payable	$ 89,804	$ 221,634
Total current liabilities	836,429	736,542
Advances from customers - long-term portion	113,857	153,176
Deferred government subsidies	18,146	19,232
Deferred tax liabilities	10,150	80,540
Total liabilities	978,582	989,490
Ordinary shares
$0.0001 par value 500,000,000 shares authorized as of December 31, 2022 and 2023; 405,620,792 shares issued and 391,023,327 shares outstanding as of December 31, 2022; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023	41	40
Additional paid-in capital	2,340,084	2,211,203
Retained earnings	3,328,388	2,898,843
Accumulated other comprehensive loss	(293,997)	(176,032)
Treasury shares, at cost (14,597,465 shares as of December 31, 2022; 86,817,030 shares as of December 31, 2023)	(612,609)	(126,678)
Total Daqo New Energy Corp. shareholders' equity	4,761,907	4,807,376
Non-controlling interest	1,686,377	1,797,230
Total shareholders' equity	6,448,284	6,604,606
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,426,866	$ 7,594,096